Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets expected future term based on premium earned	80 years
Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets expected future term based on premium earned	50 years
United States [member] | Annuities cash generating units [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit	€ 116	€ 127
United States [member] | Retirement plans cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit	€ 52	€ 56
United States [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows	assume business plans covering a period of 3 years further extrapolated to 10 years
United States [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows	new business levels for years 4-10
Pre-tax adjusted discount rate	7.60%	7.60%
Assumed growth rate extrapolated based on business plan	0.00%	0.00%
Future servicing rights [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period	10 to 30 years
Remaining average amortization period	13 years	15 years
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period	3 to 5 years
Remaining average amortization period	no
Goodwill [member] | Robidus [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate	7.60%
Assumed growth rate extrapolated based on business plan	1.00%
Post-tax adjusted discount rate	7.20%
Goodwill [member] | Aegon Netherlands [member] | Robidus [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows	five years